Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Total	Class A [Member]	Class B [Member]	Ordinary Shares [Member] Class A [Member]	Ordinary Shares [Member] Class B [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Jul. 30, 2020	$ 0			$ 0	$ 0	$ 0	$ 0
Beginning balance, shares at Jul. 30, 2020				0	0
Issuance of Class B ordinary shares to Sponsor	25,000				$ 575	24,425
Issuance of Class B ordinary shares to Sponsor, shares					5,750,000
Accretion for Class A ordinary shares to redemption amount	(23,546,156)					(24,425)	(23,521,731)
Forfeiture of Founder Shares					$ (57)		57
Forfeiture of Founder Shares, shares					(565,700)
Net income (loss)	(3,032,369)	$ (1,323,216)	$ (1,709,153)				(3,032,369)
Ending balance at Sep. 30, 2020	(26,553,525)				$ 518	0	(26,554,043)
Ending balance, shares at Sep. 30, 2020					5,184,300
Beginning balance at Jul. 30, 2020	0			$ 0	$ 0	0	0
Beginning balance, shares at Jul. 30, 2020				0	0
Issuance of Class B ordinary shares to Sponsor	25,000				$ 575	24,425
Issuance of Class B ordinary shares to Sponsor, shares					5,750,000
Accretion for Class A ordinary shares to redemption amount	$ (24,413,711,000)					(24,425,000)	(24,389,286,000)
Forfeiture of Founder Shares					$ (57)
Forfeiture of Founder Shares, shares	565,700				(565,700)
Net income (loss)	$ (4,861,190)	(3,520,953,000)	(1,340,237,000)				(4,861,190,000)
Ending balance at Dec. 31, 2020	(29,249,901)			$ 0	$ 518	0	(29,250,419,000)
Ending balance at Dec. 31, 2020	(29,249,901)				$ 518		(29,250,419)
Ending balance, shares at Dec. 31, 2020				0	5,184,300
Net income (loss)	(33,671,616)						(33,671,616)
Ending balance at Mar. 31, 2021	(62,921,517)				$ 518		(62,922,035)
Ending balance, shares at Mar. 31, 2021					5,184,300
Beginning balance at Dec. 31, 2020	(29,249,901)			$ 0	$ 518	$ 0	(29,250,419,000)
Beginning balance at Dec. 31, 2020	(29,249,901)				$ 518		(29,250,419)
Beginning balance, shares at Dec. 31, 2020				0	5,184,300
Net income (loss)	(12,885,106)	(10,308,085)	(2,577,021)
Ending balance at Sep. 30, 2021	(42,135,007)
Ending balance at Sep. 30, 2021	(42,135,007)				$ 518		(42,135,525)
Ending balance, shares at Sep. 30, 2021					5,184,300
Beginning balance at Mar. 31, 2021	(62,921,517)				$ 518		(62,922,035)
Beginning balance, shares at Mar. 31, 2021					5,184,300
Net income (loss)	21,269,658						21,269,658
Ending balance at Jun. 30, 2021	(41,651,859)				$ 518		(41,652,377)
Ending balance, shares at Jun. 30, 2021					5,184,300
Net income (loss)	(483,148)	$ (368,518)	$ (96,630)				(483,148)
Ending balance at Sep. 30, 2021	(42,135,007)
Ending balance at Sep. 30, 2021	$ (42,135,007)				$ 518		$ (42,135,525)
Ending balance, shares at Sep. 30, 2021					5,184,300